Financial risk management and financial instruments - Currency Exposure (Details) - Exchange rate - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial risk management and financial instruments
Percentage of change in significant exposure used for sensitivity analysis	10.00%	10.00%
Euro
Financial risk management and financial instruments
Net exposure	R 1,709	R 754
Equity impact of decrease in risk exposure	171	75
Income statement impact of decrease in risk exposure	171	75
Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	3,950	3,379
Net exposure on liabilities	(227)	(302)
Net exposure	3,723	3,077
Euro | Balances between group companies
Financial risk management and financial instruments
Net exposure	(2,014)	(2,323)
US Dollar
Financial risk management and financial instruments
Net exposure	27,401	12,086
Equity impact of decrease in risk exposure	2,740	1,209
Income statement impact of decrease in risk exposure	2,740	1,209
US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	4,581	5,731
Net exposure on liabilities	(2,949)	(2,129)
Net exposure	1,632	3,602
US Dollar | Balances between group companies
Financial risk management and financial instruments
Net exposure	25,769	8,484
Trade and other payables | Euro | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(227)	(302)
Trade and other payables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on liabilities	(2,949)	(2,129)
Long-term receivables | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	67
Long-term receivables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	745	339
Trade and other receivables | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	564	544
Trade and other receivables | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	2,595	3,520
Cash and cash equivalents | Euro | External balances
Financial risk management and financial instruments
Net exposure on assets	3,319	2,835
Cash and cash equivalents | US Dollar | External balances
Financial risk management and financial instruments
Net exposure on assets	R 1,241	R 1,872